Derivatives and Hedging (Gains and Losses on Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Not designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income	$ 59,970
Interest rate contract | Designated as hedging instrument | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	0
Interest rate contract | Other Income (Expense) | Designated as hedging instrument | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss reclassified from AOCI into income	0
Gain (loss) recognized in income	3,294
Call spread overlay | Other Income (Expense) | Not designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income	(1,743)
Foreign exchange contracts | Other Income (Expense) | Not designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income	$ 61,713	$ (19,409)